February 25, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc.
Post-Effective Amendment No. 83 under the Securities Act of 1933 and Amendment No. 84 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of Manning & Napier Fund, Inc. (the “Company”), we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A (Amendment No. 84 under the 1940 Act).

The sole purpose of the filing is to correct an error in the Company’s Post-Effective Amendment No. 82 under the 1933 Act, which was filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of introducing two new series of the Company, the Emerging Markets Series and the Inflation Focus Equity Series. If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/  Jodi L. Hedberg

Enclosures